Calvert
International Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Australia — 5.4%
ANZ Group Holdings, Ltd.	177,488	$ 3,135,862
APA Group(1)	83,617	486,613
ASX, Ltd.	12,187	523,590
Atlas Arteria, Ltd.	62,471	245,956
BlueScope Steel, Ltd.	64,170	1,023,028
Brambles, Ltd.	91,951	852,284
CAR Group, Ltd.	24,284	514,609
Cochlear, Ltd.	4,040	821,921
Coles Group, Ltd.	98,905	1,086,477
Commonwealth Bank of Australia	86,734	6,610,603
Computershare, Ltd.	33,451	557,139
CSL, Ltd.	29,460	5,743,201
Endeavour Group, Ltd.	92,526	328,588
Fortescue, Ltd.	154,081	3,038,068
IGO, Ltd.	88,273	544,038
Insurance Australia Group, Ltd.	135,051	522,022
Macquarie Group, Ltd.	23,033	2,883,311
Medibank Private, Ltd.	169,618	411,793
National Australia Bank, Ltd.	186,099	3,889,635
Pilbara Minerals, Ltd.	379,956	1,019,848
Qantas Airways, Ltd.(2)	56,530	207,070
QBE Insurance Group, Ltd.	90,692	918,944
Ramsay Health Care, Ltd.	12,004	430,610
REA Group, Ltd.(1)	3,413	420,855
Reece, Ltd.(1)	13,514	206,129
SEEK, Ltd.	23,581	429,009
Sonic Healthcare, Ltd.	28,021	612,279
South32, Ltd.	650,955	1,472,226
Suncorp Group, Ltd.	74,479	705,268
Telstra Group, Ltd.	254,495	687,717
Transurban Group	199,428	1,863,531
Wesfarmers, Ltd.	70,729	2,750,574
Westpac Banking Corp.	207,743	3,241,305
WiseTech Global, Ltd.(1)	9,146	468,774
Woolworths Group, Ltd.	83,221	2,111,312
Worley, Ltd.	21,105	251,566
		$51,015,755
Austria — 0.3%
ANDRITZ AG	4,246	$264,156
Erste Group Bank AG	16,028	649,213
OMV AG	20,613	904,348
Verbund AG	3,096	286,911
voestalpine AG	14,344	451,633
		$2,556,261
Belgium — 0.7%
Ackermans & van Haaren NV	754	$132,283
Ageas S.A./NV	7,568	328,985
Security	Shares	Value
Belgium (continued)
Anheuser-Busch InBev S.A./NV	45,214	$ 2,918,478
Azelis Group NV	7,925	194,572
D'Ieteren Group	906	177,225
Elia Group S.A./NV	1,495	187,137
Groupe Bruxelles Lambert NV	3,393	267,209
KBC Group NV	10,646	690,918
Liberty Global, Ltd., Class A(2)	9,236	164,124
Sofina S.A.(1)	788	196,468
Solvay S.A.	3,282	100,590
Syensqo S.A.(2)	3,282	341,519
UCB S.A.	5,719	498,534
Umicore S.A.	10,753	295,782
		$6,493,824
Canada — 9.6%
Agnico Eagle Mines, Ltd.	47,771	$2,619,194
Air Canada(2)	24,809	349,934
Algonquin Power & Utilities Corp.(1)	35,497	223,958
Alimentation Couche-Tard, Inc.	50,368	2,966,088
Bank of Montreal	39,405	3,899,015
Bank of Nova Scotia (The)(1)	66,717	3,247,611
BCE, Inc.	17,557	691,256
Brookfield Asset Management, Ltd., Class A	18,679	750,233
Brookfield Corp.(1)	72,277	2,899,153
BRP, Inc.	2,389	170,956
CAE, Inc.(2)	19,361	417,890
Cameco Corp.	49,108	2,117,309
Canadian Imperial Bank of Commerce(1)	50,147	2,414,534
Canadian National Railway Co.	40,576	5,100,134
Canadian Pacific Kansas City, Ltd.(1)	60,756	4,807,108
Canadian Tire Corp., Ltd., Class A(1)	3,361	356,937
Canadian Utilities, Ltd., Class A	7,374	177,470
CCL Industries, Inc., Class B	8,790	395,303
CGI, Inc.(2)	12,014	1,287,036
Constellation Software, Inc.(1)	1,181	2,928,119
Descartes Systems Group, Inc. (The)(2)	4,574	384,305
Dollarama, Inc.	16,031	1,155,277
Element Fleet Management Corp.	27,674	450,286
Emera, Inc.	16,062	609,727
Empire Co., Ltd., Class A	11,152	294,991
FirstService Corp.(1)	2,111	341,969
Fortis, Inc.(1)	29,015	1,193,621
George Weston, Ltd.	3,990	495,344
GFL Environmental, Inc.	13,205	455,530
Great-West Lifeco, Inc.(1)	17,651	584,259
Hydro One, Ltd.(3)	19,532	585,201
iA Financial Corp., Inc.	5,199	354,421
IGM Financial, Inc.(1)	4,844	127,986
Intact Financial Corp.	9,963	1,532,816
Loblaw Cos., Ltd.	10,125	980,216
Lundin Mining Corp.	89,343	730,899

Calvert
International Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Canada (continued)
Magna International, Inc.(1)	16,972	$ 1,002,706
Manulife Financial Corp.	103,058	2,277,301
Metro, Inc.	15,494	802,033
National Bank of Canada	18,528	1,412,270
Northland Power, Inc.(1)	14,233	258,547
Nutrien, Ltd.(1)	31,741	1,788,209
Open Text Corp.	14,800	622,023
Power Corp. of Canada(1)	31,599	903,578
Quebecor, Inc., Class B	8,692	206,763
RB Global, Inc.(1)	11,772	787,761
Rogers Communications, Inc., Class B	22,049	1,032,187
Royal Bank of Canada(1)	70,765	7,156,341
Saputo, Inc.	17,192	348,109
Shopify, Inc., Class A(2)	69,771	5,435,161
Stantec, Inc.	7,224	579,970
Sun Life Financial, Inc.	33,586	1,741,844
Teck Resources, Ltd., Class B	59,688	2,523,018
TELUS Corp.	31,329	557,517
TFI International, Inc.	4,940	671,964
Thomson Reuters Corp.	10,768	1,574,344
TMX Group, Ltd.	13,450	325,326
Toromont Industries, Ltd.	5,188	454,569
Toronto-Dominion Bank (The)	94,763	6,123,247
Waste Connections, Inc.	15,201	2,269,854
West Fraser Timber Co., Ltd.	3,117	266,664
WSP Global, Inc.(1)	7,087	993,426
		$90,210,818
Denmark — 2.7%
AP Moller - Maersk A/S, Class B	233	$419,405
Carlsberg A/S, Class B	4,617	579,360
Chr. Hansen Holding A/S	4,934	413,801
Coloplast A/S, Class B	7,062	806,947
Danske Bank A/S	29,750	795,256
Demant A/S(2)	4,371	191,713
DSV A/S	8,360	1,468,908
Genmab A/S(2)	3,017	961,979
Jyske Bank A/S	1,791	128,427
Novo Nordisk A/S, Class B	150,056	15,550,477
Novozymes A/S, Class B	10,546	579,749
Orsted A/S(3)	7,861	435,787
Pandora A/S	4,098	566,569
ROCKWOOL International A/S, Class B	541	158,282
Topdanmark A/S	1,703	81,322
Tryg A/S	13,664	297,359
Vestas Wind Systems A/S(2)	54,334	1,719,221
		$25,154,562
Finland — 1.0%
Elisa Oyj	6,281	$290,364
Fortum Oyj	17,211	248,598
Security	Shares	Value
Finland (continued)
Kesko Oyj, Class B	12,395	$ 245,715
Kone Oyj, Class B	14,903	745,465
Mandatum Oyj(2)	18,363	82,320
Metso Oyj	34,987	355,184
Neste Oyj	55,866	1,986,026
Nokia Oyj	239,441	815,519
Nordea Bank Abp	143,241	1,778,249
Orion Oyj, Class B	4,150	179,825
Sampo Oyj, Class A	18,363	804,525
Stora Enso Oyj, Class R	33,759	467,750
UPM-Kymmene Oyj	29,137	1,099,067
Valmet Oyj(1)	7,840	226,713
Wartsila Oyj Abp	24,526	356,446
		$9,681,766
France — 9.4%
Accor S.A.	10,180	$389,651
Air France-KLM(2)	4,794	72,141
Air Liquide S.A.	29,356	5,715,479
Alstom S.A.	16,577	223,545
Alten S.A.	1,634	243,445
Amundi S.A.(3)	2,563	174,821
Arkema S.A.	3,932	447,925
AXA S.A.	85,408	2,789,122
BioMerieux	2,430	270,360
BNP Paribas S.A.	50,717	3,522,076
Bouygues S.A.	11,747	443,205
Bureau Veritas S.A.	19,890	503,212
Capgemini SE	9,200	1,922,722
Carrefour S.A.	33,800	619,035
Cie de Saint-Gobain S.A.	41,015	3,024,746
Cie Generale des Etablissements Michelin SCA	38,601	1,386,800
Credit Agricole S.A.	56,834	807,989
Danone S.A.	37,163	2,411,080
Dassault Systemes SE	35,759	1,750,307
Edenred SE	15,482	926,516
Eiffage S.A.	3,806	408,576
Elis S.A.	12,454	260,307
Engie S.A.	97,866	1,724,036
EssilorLuxottica S.A.	16,153	3,243,502
Eurazeo SE	1,825	145,113
Eurofins Scientific SE	8,492	553,954
Forvia SE(2)	7,528	170,530
Getlink SE	19,320	353,843
Hermes International SCA	1,733	3,683,517
Ipsen S.A.	1,880	224,264
Kering S.A.	3,566	1,579,375
Legrand S.A.	14,405	1,500,082
L'Oreal S.A.	11,997	5,980,511
LVMH Moet Hennessy Louis Vuitton SE	12,916	10,494,726
Neoen S.A.(3)	3,811	127,617

Calvert
International Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
France (continued)
Orange S.A.	92,947	$ 1,059,377
Pernod Ricard S.A.	12,201	2,156,183
Publicis Groupe S.A.	13,862	1,287,943
Renault S.A.	11,932	488,018
Rexel S.A.	14,220	390,285
Safran S.A.	19,841	3,498,173
Sanofi	60,546	6,016,624
Sartorius Stedim Biotech	1,134	300,717
Schneider Electric SE	30,505	6,140,845
SCOR SE	7,381	216,271
SEB S.A.	1,385	173,438
Societe Generale S.A.	36,877	981,124
Sodexo S.A.	4,875	536,681
SOITEC(2)	1,467	262,511
SPIE S.A.	6,201	194,102
Teleperformance SE	3,016	441,564
Thales S.A.	5,268	780,047
Valeo SE	12,712	196,472
Veolia Environnement S.A.	34,994	1,106,044
Verallia S.A.(3)	4,023	154,993
Vinci S.A.	25,325	3,187,030
Vivendi SE	38,208	409,016
Wendel SE	1,441	128,579
Worldline S.A.(2)(3)	10,607	184,456
		$88,384,623
Germany — 6.4%
adidas AG	8,376	$1,702,059
Allianz SE	19,077	5,098,161
Bayerische Motoren Werke AG	16,429	1,828,082
Bechtle AG	4,581	229,451
Beiersdorf AG	4,879	730,654
BioNTech SE ADR(2)	3,242	342,161
Brenntag SE	9,161	841,964
Carl Zeiss Meditec AG	1,767	192,346
Commerzbank AG	48,184	572,705
Continental AG	6,015	510,862
Covestro AG(2)(3)	11,397	664,125
CTS Eventim AG & Co. KGaA	3,411	235,923
Daimler Truck Holding AG	27,954	1,050,065
Delivery Hero SE(2)(3)	8,407	231,385
Deutsche Boerse AG	9,121	1,878,330
Deutsche Lufthansa AG(2)	32,660	290,356
Deutsche Post AG	53,525	2,649,276
Deutsche Telekom AG	167,171	4,019,343
E.ON SE	116,258	1,561,933
Evonik Industries AG	13,622	278,283
GEA Group AG	9,201	382,524
Hannover Rueck SE	2,833	677,381
Heidelberg Materials AG	17,460	1,560,717
HelloFresh SE(2)	6,986	110,145
Security	Shares	Value
Germany (continued)
Henkel AG & Co. KGaA	4,827	$ 346,330
HOCHTIEF AG	1,176	130,237
Hugo Boss AG	2,656	197,873
Infineon Technologies AG	66,786	2,789,158
KION Group AG	3,562	152,024
Knorr-Bremse AG	3,492	225,532
Mercedes-Benz Group AG	48,017	3,313,068
Merck KGaA	6,823	1,086,320
MTU Aero Engines AG	3,234	696,751
Muenchener Rueckversicherungs-Gesellschaft AG	6,736	2,794,184
Nemetschek SE	2,636	227,578
Puma SE	4,756	264,574
SAP SE	53,124	8,176,928
Scout24 SE(3)	4,026	284,683
Siemens AG	38,762	7,272,111
Siemens Energy AG(2)	30,267	400,016
Siemens Healthineers AG(3)	13,760	798,886
Symrise AG	7,323	804,765
Talanx AG	3,112	222,400
Telefonica Deutschland Holding AG	48,603	126,266
thyssenkrupp AG	63,377	440,879
Volkswagen AG	1,566	204,919
Vonovia SE	40,984	1,287,787
Wacker Chemie AG	866	109,185
Zalando SE(2)(3)	11,463	271,381
		$60,262,066
Hong Kong — 1.6%
AIA Group, Ltd.	610,583	$5,313,830
BOC Hong Kong Holdings, Ltd.	191,350	519,807
Chow Tai Fook Jewellery Group, Ltd.	128,000	190,696
CK Infrastructure Holdings, Ltd.	31,500	174,327
CLP Holdings, Ltd.	111,000	917,094
ESR Group, Ltd.(3)	133,400	184,486
Hang Lung Properties, Ltd.	98,000	136,250
Hang Seng Bank, Ltd.	41,079	479,616
Henderson Land Development Co., Ltd.	71,355	219,733
HKT Trust & HKT, Ltd.	172,000	205,356
Hong Kong Exchanges & Clearing, Ltd.	63,599	2,181,462
Hongkong Land Holdings, Ltd.	62,000	215,639
MTR Corp., Ltd.	103,876	403,179
New World Development Co., Ltd.(1)	61,250	94,969
Sino Land Co., Ltd.	178,000	193,572
Sun Hung Kai Properties, Ltd.	85,301	923,073
Swire Pacific, Ltd., Class A	24,393	206,600
Swire Properties, Ltd.	51,000	103,237
Techtronic Industries Co., Ltd.	72,993	869,718
WH Group, Ltd.(3)	535,041	345,529
Wharf Holdings, Ltd. (The)	63,779	205,461
Wharf Real Estate Investment Co., Ltd.	88,000	297,482

Calvert
International Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hong Kong (continued)
Xinyi Glass Holdings, Ltd.	198,000	$ 222,390
		$ 14,603,506
Ireland — 1.6%
AIB Group PLC	66,726	$ 285,771
Aon PLC, Class A	10,481	3,050,181
Bank of Ireland Group PLC	50,024	454,140
CRH PLC	53,419	3,676,257
DCC PLC	13,726	1,009,973
ICON PLC(2)	4,377	1,238,997
James Hardie Industries PLC CDI(2)	62,259	2,400,452
Kerry Group PLC, Class A	9,995	867,559
Kingspan Group PLC	21,214	1,833,427
Smurfit Kappa Group PLC(1)	14,546	577,310
		$15,394,067
Israel — 0.5%
Bank Hapoalim B.M.	79,259	$712,029
Bank Leumi Le-Israel B.M.	104,860	843,894
Check Point Software Technologies, Ltd.(2)	6,501	993,288
CyberArk Software, Ltd.(2)	3,011	659,560
Mizrahi Tefahot Bank, Ltd.	10,489	406,049
Nice, Ltd.(2)	4,619	918,621
		$4,533,441
Italy — 1.9%
A2A SpA	77,405	$158,995
Amplifon SpA	8,729	302,465
Assicurazioni Generali SpA	56,278	1,189,014
Banco BPM SpA	93,919	497,671
Brembo SpA	8,435	103,551
Brunello Cucinelli SpA	1,844	180,477
DiaSorin SpA	1,327	136,765
Enel SpA	477,372	3,551,556
FinecoBank Banca Fineco SpA	35,236	530,096
Hera SpA	48,247	158,439
Infrastrutture Wireless Italiane SpA(3)	24,796	313,940
Interpump Group SpA	4,690	243,321
Intesa Sanpaolo SpA	840,524	2,459,704
Italgas SpA	25,167	144,103
Mediobanca Banca di Credito Finanziario SpA	38,504	477,133
Moncler SpA	13,054	803,726
Nexi SpA(1)(2)(3)	39,465	323,337
Poste Italiane SpA(3)	24,116	274,120
PRADA SpA	34,400	196,700
Prysmian SpA	17,601	802,343
Recordati Industria Chimica e Farmaceutica SpA	5,927	319,600
Reply SpA	1,162	153,580
Snam SpA	122,821	631,904
Telecom Italia SpA(1)(2)	498,725	162,263
Terna - Rete Elettrica Nazionale	82,770	690,522
Security	Shares	Value
Italy (continued)
UniCredit SpA	105,662	$ 2,877,144
		$ 17,682,469
Japan — 16.9%
Advantest Corp.	42,200	$ 1,421,952
Aeon Co., Ltd.	33,379	744,835
AGC, Inc.	24,855	921,235
Aisin Corp.	8,600	299,807
Ajinomoto Co., Inc.	28,208	1,085,834
ANA Holdings, Inc.(2)	9,256	200,536
Asahi Group Holdings, Ltd.	29,100	1,083,578
Astellas Pharma, Inc.	98,171	1,167,574
Bandai Namco Holdings, Inc.	31,325	626,445
BayCurrent Consulting, Inc.	7,900	276,547
Bridgestone Corp.	32,400	1,338,164
Canon, Inc.	58,068	1,489,659
Central Japan Railway Co.	64,135	1,627,763
Chugai Pharmaceutical Co., Ltd.	35,856	1,354,579
Dai Nippon Printing Co., Ltd.	15,929	470,399
Daifuku Co., Ltd.	18,100	364,968
Dai-ichi Life Insurance Co., Ltd.	45,494	965,061
Daiichi Sankyo Co., Ltd.	113,439	3,105,587
Daikin Industries, Ltd.	18,100	2,936,182
Daito Trust Construction Co., Ltd.	3,600	416,687
Daiwa House Industry Co., Ltd.	30,092	909,692
Daiwa Securities Group, Inc.	62,800	421,525
Denso Corp.	120,288	1,805,804
Dentsu Group, Inc.	13,500	345,646
Disco Corp.	5,600	1,383,014
East Japan Railway Co.	17,526	1,008,844
Eisai Co., Ltd.	14,425	718,238
FANUC Corp.	56,455	1,656,904
Fast Retailing Co., Ltd.	9,326	2,306,122
Fuji Electric Co., Ltd.	8,500	364,327
FUJIFILM Holdings Corp.	18,400	1,102,708
Fujitsu, Ltd.	9,748	1,467,012
GMO Payment Gateway, Inc.	1,600	110,887
Hamamatsu Photonics K.K.	8,221	337,289
Hankyu Hanshin Holdings, Inc.	14,200	451,274
Hikari Tsushin, Inc.	1,500	247,903
Hitachi Construction Machinery Co., Ltd.	5,500	144,781
Hoshizaki Corp.	5,600	204,570
HOYA Corp.	19,687	2,451,802
Hulic Co., Ltd.	19,900	207,877
Ibiden Co., Ltd.	6,900	380,643
Isuzu Motors, Ltd.	31,300	401,256
Japan Airlines Co., Ltd.	7,300	143,409
Japan Exchange Group, Inc.	24,200	510,753
Japan Post Bank Co., Ltd.	73,800	751,057
Kao Corp.	26,063	1,071,335
KDDI Corp.	82,418	2,614,175

Calvert
International Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Keisei Electric Railway Co., Ltd.	6,500	$ 306,739
Keyence Corp.	11,300	4,964,726
Kikkoman Corp.	8,209	501,626
Kintetsu Group Holdings Co., Ltd.	8,700	275,651
Kirin Holdings Co., Ltd.	49,900	730,542
Komatsu, Ltd.	53,246	1,385,639
Kose Corp.	1,600	119,592
Kubota Corp.	54,194	813,343
Kyocera Corp.	70,000	1,019,204
Kyowa Kirin Co., Ltd.	12,806	214,871
LY Corp.	151,700	536,454
M3, Inc.	24,900	410,907
Makita Corp.	11,792	324,343
MatsukiyoCocokara & Co.	17,100	302,224
McDonald's Holdings Co. (Japan), Ltd.	4,700	203,590
MEIJI Holdings Co., Ltd.	13,142	312,170
MINEBEA MITSUMI, Inc.	21,400	438,015
MISUMI Group, Inc.	19,100	322,480
Mitsubishi Chemical Group Corp.	72,560	443,568
Mitsubishi Electric Corp.	106,707	1,509,272
Mitsubishi Estate Co., Ltd.	58,308	799,290
Mitsubishi HC Capital, Inc.	43,000	288,091
Mitsubishi Heavy Industries, Ltd.	17,600	1,024,745
Mitsubishi UFJ Financial Group, Inc.(4)	549,157	4,712,936
Mitsui Fudosan Co., Ltd.	47,100	1,151,581
Mizuho Financial Group, Inc.	122,358	2,087,160
MS&AD Insurance Group Holdings, Inc.	20,800	817,831
Murata Manufacturing Co., Ltd.	95,759	2,023,577
Nidec Corp.	23,680	954,472
Nintendo Co., Ltd.	59,690	3,105,902
Nippon Paint Holdings Co., Ltd.	54,745	441,591
Nippon Telegraph & Telephone Corp.	1,697,800	2,073,156
Nissan Chemical Corp.	9,100	354,341
Nissin Foods Holdings Co., Ltd.	13,497	471,313
Nitori Holdings Co., Ltd.	3,868	519,382
Nitto Denko Corp.	8,086	603,419
Nomura Holdings, Inc.	151,000	680,039
Nomura Research Institute, Ltd.	21,400	621,514
NTT Data Group Corp.	31,135	440,113
Obayashi Corp.	31,000	267,791
Odakyu Electric Railway Co., Ltd.	18,600	283,236
Olympus Corp.	75,400	1,088,344
Omron Corp.	9,582	445,879
Ono Pharmaceutical Co., Ltd.	29,822	530,519
Oracle Corp. Japan	2,126	163,658
Oriental Land Co., Ltd.	77,185	2,868,835
ORIX Corp.	63,167	1,186,351
Osaka Gas Co., Ltd.	21,800	455,064
Otsuka Corp.	6,588	271,129
Otsuka Holdings Co., Ltd.	23,420	875,837
Panasonic Corp.	115,700	1,139,364
Security	Shares	Value
Japan (continued)
Rakuten Group, Inc.	80,400	$ 358,448
Recruit Holdings Co., Ltd.	90,279	3,774,666
Renesas Electronics Corp.(2)	76,200	1,362,529
Resona Holdings, Inc.	108,233	548,669
Rohm Co., Ltd.	17,904	341,801
SCREEN Holdings Co., Ltd.	3,800	320,305
Secom Co., Ltd.	13,700	985,581
Seiko Epson Corp.	16,200	241,881
Sekisui Chemical Co., Ltd.	19,172	275,750
Sekisui House, Ltd.	31,170	690,921
SG Holdings Co., Ltd.	15,600	223,640
Shimadzu Corp.	11,526	321,380
Shin-Etsu Chemical Co., Ltd.	99,085	4,144,048
Shionogi & Co., Ltd.	16,854	811,149
Shiseido Co., Ltd.	21,797	657,013
SMC Corp.	3,432	1,835,900
SoftBank Corp.	158,900	1,980,168
SoftBank Group Corp.	53,290	2,352,137
Sompo Holdings, Inc.	15,737	769,985
Sony Group Corp.	68,300	6,463,424
Square Enix Holdings Co., Ltd.	3,700	132,645
Sumitomo Electric Industries, Ltd.	40,273	511,007
Sumitomo Mitsui Financial Group, Inc.	65,453	3,184,930
Sumitomo Mitsui Trust Holdings, Inc.	33,432	640,286
Suntory Beverage & Food, Ltd.	8,300	272,903
Sysmex Corp.	8,726	485,083
T&D Holdings, Inc.	26,419	419,414
Takeda Pharmaceutical Co., Ltd.	86,152	2,470,669
TDK Corp.	21,142	1,002,646
Terumo Corp.	35,146	1,149,310
TIS, Inc.	12,100	265,949
Tobu Railway Co., Ltd.	9,600	257,561
Toho Co., Ltd.	8,500	286,962
Tokio Marine Holdings, Inc.	91,500	2,278,439
Tokyo Electron, Ltd.	25,078	4,457,360
Tokyo Gas Co., Ltd.	23,800	545,940
Tokyu Corp.	41,332	503,964
TOPPAN Holdings, Inc.	14,500	403,819
Toray Industries, Inc.	88,250	457,136
TOTO, Ltd.	7,864	206,585
Toyota Industries Corp.	7,975	648,290
Toyota Motor Corp.	641,615	11,756,766
Trend Micro, Inc.	6,493	346,531
Unicharm Corp.	24,402	882,556
West Japan Railway Co.	12,610	525,438
Yakult Honsha Co., Ltd.	14,572	327,107
Yamaha Corp.	5,944	136,918
Yamaha Motor Co., Ltd.	50,175	446,475
Yamato Holdings Co., Ltd.	12,900	238,050
Yaskawa Electric Corp.	15,300	636,815
Zensho Holdings Co., Ltd.	6,300	329,644

Calvert
International Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
ZOZO, Inc.(1)	6,400	$ 144,442
		$158,108,690
Netherlands — 4.6%
Aalberts NV	5,731	$ 249,111
ABN AMRO Bank NV GDR(3)	16,992	255,534
Adyen NV(1)(2)(3)	1,398	1,804,736
Aegon, Ltd.	66,078	384,180
AerCap Holdings NV(2)	12,610	937,175
Akzo Nobel NV	8,978	743,439
Argenx SE(2)(5)	1,842	700,639
Argenx SE(2)(5)	1,031	392,160
ASM International NV	2,149	1,118,500
ASML Holding NV	19,237	14,521,771
ASR Nederland NV	6,938	327,751
BE Semiconductor Industries NV	3,494	527,510
Euronext NV(3)	3,924	341,021
Ferrovial SE	23,711	865,472
IMCD NV	2,903	505,597
ING Groep NV	156,771	2,350,708
JDE Peet's NV	6,901	185,588
Koninklijke Ahold Delhaize NV	54,632	1,571,842
Koninklijke KPN NV	158,106	544,695
Koninklijke Philips NV	47,746	1,117,363
Koninklijke Vopak NV	8,165	274,781
NN Group NV	10,986	434,176
NXP Semiconductors NV	12,623	2,899,251
Prosus NV	71,492	2,127,909
QIAGEN NV(2)	11,055	480,119
Randstad NV	6,100	382,836
Stellantis NV	115,978	2,717,439
STMicroelectronics NV(5)	13,134	658,788
STMicroelectronics NV(5)	15,559	779,584
Universal Music Group NV	42,177	1,204,032
Wolters Kluwer NV	13,966	1,986,935
		$43,390,642
New Zealand — 0.2%
Auckland International Airport, Ltd.	78,614	$437,331
Fisher & Paykel Healthcare Corp., Ltd.	26,716	398,427
Mercury NZ, Ltd.	27,073	112,925
Meridian Energy, Ltd.	60,330	211,258
Spark New Zealand, Ltd.	95,568	312,868
Xero, Ltd.(2)	6,564	500,758
		$1,973,567
Norway — 0.6%
AutoStore Holdings, Ltd.(2)(3)	63,947	$125,639
DNB Bank ASA	58,469	1,243,123
Gjensidige Forsikring ASA	12,137	223,974
Kongsberg Gruppen ASA	7,242	331,546
Security	Shares	Value
Norway (continued)
Mowi ASA	34,904	$ 625,052
Norsk Hydro ASA	185,681	1,248,074
Orkla ASA	62,474	485,157
Salmar ASA	5,001	280,080
Schibsted ASA, Class A	6,109	175,877
Telenor ASA	45,605	523,395
TOMRA Systems ASA	21,562	261,420
Yara International ASA	11,885	422,234
		$5,945,571
Portugal — 0.2%
EDP - Energias de Portugal S.A.	180,224	$907,067
Jeronimo Martins SGPS S.A.	19,321	491,730
		$1,398,797
Singapore — 0.9%
CapitaLand Investment, Ltd.	128,100	$306,271
DBS Group Holdings, Ltd.	93,729	2,370,296
Flex, Ltd.(2)	22,901	697,564
Grab Holdings, Ltd., Class A(2)	120,254	405,256
Oversea-Chinese Banking Corp., Ltd.	166,171	1,635,024
Singapore Airlines, Ltd.	89,956	446,661
Singapore Exchange, Ltd.	50,000	371,970
Singapore Technologies Engineering, Ltd.	94,000	276,802
Singapore Telecommunications, Ltd.	387,412	725,237
United Overseas Bank, Ltd.	68,559	1,479,722
		$8,714,803
South Korea — 3.6%
Doosan Enerbility Co., Ltd.(2)	24,719	$303,702
Hana Financial Group, Inc.	15,371	515,614
HMM Co., Ltd.	17,532	265,982
HYBE Co., Ltd.	1,234	222,822
Hyundai Mobis Co., Ltd.	3,302	604,969
Hyundai Motor Co.	8,338	1,311,608
Kakao Corp.(2)	15,141	635,160
KB Financial Group, Inc.	20,244	844,616
Kia Corp.	14,137	1,093,260
Krafton, Inc.(2)	1,357	203,274
KT Corp.	7,272	193,897
L&F Co., Ltd.	1,636	256,794
LG Chem, Ltd.	3,068	1,180,024
LG Electronics, Inc.	6,427	505,406
LG H&H Co., Ltd.	531	145,858
LG Innotek Co., Ltd.	636	117,800
Meritz Financial Group, Inc.(2)	4,993	228,437
NAVER Corp.	7,777	1,345,578
NCSoft Corp.	845	157,163
POSCO Holdings, Inc.	6,953	2,673,363
Samsung C&T Corp.	4,647	466,133
Samsung Electro-Mechanics Co., Ltd.	3,347	396,542

Calvert
International Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
Samsung Electronics Co., Ltd.	261,959	$ 15,900,071
Samsung SDS Co., Ltd.	2,354	309,570
Shinhan Financial Group Co., Ltd.	20,170	625,343
SK Hynix, Inc.	29,619	3,232,556
Woori Financial Group, Inc.	32,388	325,986
		$ 34,061,528
Spain — 2.1%
Acciona S.A.	1,468	$ 216,155
Aena SME S.A.(3)	4,206	763,436
Amadeus IT Group S.A.	22,054	1,583,952
Banco Bilbao Vizcaya Argentaria S.A.	267,558	2,438,593
Banco de Sabadell S.A.(1)	276,934	340,893
Banco Santander S.A.	733,403	3,067,590
Bankinter S.A.(1)	23,595	151,330
CaixaBank S.A.	177,333	730,317
Cellnex Telecom S.A.(2)(3)	26,856	1,057,401
EDP Renovaveis S.A.	12,245	250,671
Enagas S.A.(1)	29,407	496,076
Endesa S.A.(1)	13,380	272,967
Grifols S.A.(2)	12,573	215,091
Iberdrola S.A.	303,580	3,981,993
Industria de Diseno Textil S.A.	53,595	2,338,567
International Consolidated Airlines Group S.A.(2)	140,926	278,060
Naturgy Energy Group S.A.(1)	5,676	169,299
Redeia Corp. S.A.	17,781	293,007
Telefonica S.A.	246,260	962,845
		$19,608,243
Sweden — 2.8%
AAK AB	8,764	$195,467
AddTech AB, Class B	11,587	254,944
Alfa Laval AB	14,396	576,330
Assa Abloy AB, Class B	50,378	1,451,852
Atlas Copco AB, Class A	135,942	2,342,431
Axfood AB	5,804	157,156
Beijer Ref AB(1)	17,537	235,328
Boliden AB	37,192	1,164,092
Castellum AB(2)	19,997	283,932
Epiroc AB, Class A	34,648	697,426
EQT AB	16,376	463,664
Essity AB, Class B	31,088	770,428
Fortnox AB	21,804	130,443
Getinge AB, Class B	10,883	242,337
H & M Hennes & Mauritz AB, Class B	29,152	511,327
Hexagon AB, Class B	95,670	1,149,121
Holmen AB, Class B	6,436	271,836
Husqvarna AB, Class B	19,098	157,531
Industrivarden AB, Class A	6,092	199,171
Indutrade AB	14,507	378,089
Investment AB Latour, Class B	5,932	154,744
Security	Shares	Value
Sweden (continued)
Investor AB, Class B	81,489	$ 1,889,706
Kinnevik AB, Class B(2)	9,659	103,820
L E Lundbergforetagen AB, Class B	4,524	246,363
Lifco AB, Class B	12,322	302,516
Nibe Industrier AB, Class B	84,300	591,989
Saab AB, Class B	3,993	240,633
Sagax AB, Class B	10,955	301,532
Sandvik AB	55,204	1,199,326
Skandinaviska Enskilda Banken AB, Class A	73,889	1,019,719
Skanska AB, Class B	17,772	321,985
SKF AB, Class B	19,064	382,053
Spotify Technology S.A.(2)	6,516	1,224,422
SSAB AB, Class A	116,016	883,647
Svenska Cellulosa AB SCA, Class B	37,124	557,694
Svenska Handelsbanken AB, Class A	71,927	781,662
Sweco AB, Class B	8,161	109,528
Swedbank AB, Class A	43,131	872,007
Swedish Orphan Biovitrum AB(2)	7,933	210,584
Tele2 AB, Class B	26,729	229,754
Telia Co. AB	108,966	278,019
Trelleborg AB, Class B	12,703	426,364
Volvo AB, Class B	89,135	2,319,293
		$26,280,265
Switzerland — 9.1%
ABB, Ltd.	79,208	$3,516,689
Adecco Group AG	9,536	468,346
Alcon, Inc.	22,897	1,791,369
Avolta AG(2)	4,955	195,084
Bachem Holding AG	1,448	112,135
Baloise Holding AG	2,120	332,391
Banque Cantonale Vaudoise	1,552	200,160
Barry Callebaut AG	180	303,872
Belimo Holding AG	579	319,582
BKW AG	797	141,760
Chocoladefabriken Lindt & Spruengli AG PC	53	636,192
Chubb, Ltd.	17,227	3,893,302
Cie Financiere Richemont S.A., Class A	23,246	3,210,832
Clariant AG	7,779	114,932
Coca-Cola HBC AG	11,049	324,431
DKSH Holding AG	1,524	105,875
DSM-Firmenich AG	8,501	864,496
Emmi AG	100	108,383
Flughafen Zurich AG	1,193	249,271
Galenica AG(3)	2,120	183,389
Garmin, Ltd.	6,627	851,835
Geberit AG	3,905	2,506,692
Georg Fischer AG	3,626	263,879
Givaudan S.A.	420	1,741,619
Helvetia Holding AG	1,201	165,602
Holcim AG	40,402	3,173,229

Calvert
International Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Julius Baer Group, Ltd.	8,751	$ 490,914
Kuehne + Nagel International AG	2,584	891,730
Logitech International S.A.	7,800	741,689
Lonza Group AG	3,535	1,490,307
Nestle S.A.	131,179	15,206,251
Novartis AG	91,651	9,257,712
On Holding AG, Class A(1)(2)	7,568	204,109
Partners Group Holding AG	898	1,298,463
PSP Swiss Property AG	1,851	258,786
Roche Holding AG PC	33,599	9,767,011
Schindler Holding AG	3,040	721,942
SFS Group AG	841	104,348
SGS S.A.	8,187	706,790
SIG Group AG	13,847	318,911
Sika AG	7,319	2,386,551
Sonova Holding AG	2,244	733,895
Straumann Holding AG	5,269	851,485
Swatch Group AG (The)	1,344	365,689
Swiss Life Holding AG	1,169	812,401
Swiss Prime Site AG	3,251	347,347
Swiss Re AG	11,961	1,345,977
Swisscom AG	1,188	715,020
TE Connectivity, Ltd.	15,461	2,172,271
Tecan Group AG	543	222,145
Temenos AG	2,695	251,142
UBS Group AG	129,364	4,018,248
VAT Group AG(3)	1,296	650,926
Zurich Insurance Group AG	6,077	3,177,219
		$85,284,626
Taiwan — 4.7%
Accton Technology Corp.	23,000	$390,926
Advantech Co., Ltd.	19,246	232,904
Airtac International Group	8,000	262,865
ASE Technology Holding Co., Ltd.	163,904	718,266
Cathay Financial Holding Co., Ltd.	481,973	718,047
Chailease Holding Co., Ltd.	70,824	445,040
Chang Hwa Commercial Bank, Ltd.	231,896	135,177
Chunghwa Telecom Co., Ltd.	198,055	774,883
CTBC Financial Holding Co., Ltd.	895,000	825,909
Delta Electronics, Inc.	98,319	1,002,700
E Ink Holdings, Inc.	46,000	294,539
E.Sun Financial Holding Co., Ltd.	617,822	519,048
Eva Airways Corp.	107,000	109,499
Evergreen Marine Corp. Taiwan, Ltd.	67,200	313,712
Far Eastern New Century Corp.	149,000	151,403
Far EasTone Telecommunications Co., Ltd.	78,073	203,030
Feng TAY Enterprise Co., Ltd.	21,280	121,222
First Financial Holding Co., Ltd.	456,936	407,720
Fubon Financial Holding Co., Ltd.	392,227	827,432
Global Unichip Corp.	4,000	226,097
Security	Shares	Value
Taiwan (continued)
Globalwafers Co., Ltd.	13,000	$ 248,093
Hotai Motor Co., Ltd.	20,320	468,815
Hua Nan Financial Holdings Co., Ltd.	389,937	283,769
Largan Precision Co., Ltd.	5,000	467,013
Lite-On Technology Corp.	129,000	489,836
MediaTek, Inc.	75,883	2,505,649
Mega Financial Holding Co., Ltd.	523,123	667,506
Nan Ya Printed Circuit Board Corp.	9,000	73,595
Nanya Technology Corp.	53,000	134,507
Novatek Microelectronics Corp.	28,000	470,939
President Chain Store Corp.	29,828	261,836
Quanta Computer, Inc.	138,398	1,007,595
Realtek Semiconductor Corp.	21,000	322,033
Shanghai Commercial & Savings Bank, Ltd. (The)	180,081	274,432
SinoPac Financial Holdings Co., Ltd.	581,721	373,159
Taishin Financial Holding Co., Ltd.	666,403	392,698
Taiwan Cement Corp.	960,000	1,089,680
Taiwan Mobile Co., Ltd.	90,748	291,481
Taiwan Semiconductor Manufacturing Co., Ltd.	1,125,240	21,572,581
Unimicron Technology Corp.	62,000	354,237
Uni-President Enterprises Corp.	270,000	655,055
United Microelectronics Corp.	598,000	1,018,888
Voltronic Power Technology Corp.	4,000	222,451
Walsin Lihwa Corp.	128,000	160,875
Wan Hai Lines, Ltd.	57,270	102,458
Wiwynn Corp.	4,000	236,842
Yageo Corp.	19,326	375,261
Yang Ming Marine Transport Corp.	71,000	118,507
Yuanta Financial Holding Co., Ltd.	490,973	441,094
		$43,761,304
United Kingdom — 12.5%
3i Group PLC	49,760	$1,531,588
abrdn PLC(1)	92,079	209,347
Admiral Group PLC	13,393	457,887
Amcor PLC	89,494	862,722
Anglo American PLC	105,291	2,635,086
Antofagasta PLC	46,769	1,000,013
Ashtead Group PLC	25,807	1,793,771
Associated British Foods PLC	21,710	654,318
AstraZeneca PLC	76,983	10,384,225
Auto Trader Group PLC(3)	51,638	474,380
Aviva PLC	138,035	763,807
B&M European Value Retail S.A.	48,687	347,160
BAE Systems PLC	181,013	2,562,094
Barratt Developments PLC	56,017	401,278
Beazley PLC	33,360	221,698
Berkeley Group Holdings PLC	6,369	380,236
BP PLC	974,129	5,774,703
BT Group PLC	373,220	588,040
Bunzl PLC	18,292	743,305

Calvert
International Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Burberry Group PLC	18,236	$ 328,922
Centrica PLC	305,679	547,991
Clarivate PLC(1)(2)	20,945	193,951
Coca-Cola Europacific Partners PLC	13,307	888,109
Compass Group PLC	109,120	2,985,885
ConvaTec Group PLC(3)	109,730	341,468
Croda International PLC	8,092	520,509
Dechra Pharmaceuticals PLC	6,518	320,327
Diageo PLC	140,010	5,081,685
Diploma PLC	7,669	350,256
DS Smith PLC	75,730	296,337
Ferguson PLC	11,208	2,163,929
GSK PLC	232,611	4,296,137
Haleon PLC	318,613	1,304,488
Halma PLC	22,785	662,494
Hargreaves Lansdown PLC	17,001	158,890
Hikma Pharmaceuticals PLC	8,655	197,222
Hiscox, Ltd.	17,115	229,970
Howden Joinery Group PLC	34,711	359,355
HSBC Holdings PLC	943,931	7,636,364
IMI PLC	14,841	318,005
Inchcape PLC	18,821	171,367
Informa PLC	95,118	946,082
InterContinental Hotels Group PLC	9,854	888,593
Intermediate Capital Group PLC	13,780	294,388
Intertek Group PLC	10,313	558,311
Investec PLC	30,875	208,805
J Sainsbury PLC	106,705	411,393
JD Sports Fashion PLC	156,919	331,152
Johnson Matthey PLC	10,438	225,753
Kingfisher PLC	100,207	310,480
Legal & General Group PLC	315,815	1,009,246
Linde PLC	25,159	10,333,053
Lloyds Banking Group PLC	3,274,332	1,986,000
London Stock Exchange Group PLC	21,719	2,567,436
M&G PLC	133,855	378,825
Marks & Spencer Group PLC	102,570	355,467
Melrose Industries PLC	76,505	553,007
Mondi PLC	27,417	536,405
National Grid PLC	207,484	2,795,082
Next PLC	5,848	604,536
Pearson PLC	45,751	561,956
Persimmon PLC	18,827	332,789
Phoenix Group Holdings PLC	45,305	308,488
Prudential PLC	136,513	1,540,233
Reckitt Benckiser Group PLC	39,340	2,714,594
RELX PLC	121,191	4,808,108
Rentokil Initial PLC	168,068	947,275
Rightmove PLC	51,908	381,575
RS Group PLC	26,415	275,727
Sage Group PLC (The)	58,604	874,888
Security	Shares	Value
United Kingdom (continued)
Schroders PLC	52,561	$ 287,391
Severn Trent PLC	13,938	458,344
Smith & Nephew PLC	49,984	686,633
Smiths Group PLC	22,692	509,331
Spectris PLC	5,934	285,430
Spirax-Sarco Engineering PLC	4,253	569,033
SSE PLC	59,589	1,406,657
St. James's Place PLC	29,428	256,033
Standard Chartered PLC	107,594	913,057
Tate & Lyle PLC	22,950	192,521
Taylor Wimpey PLC	220,021	411,861
Tesco PLC	441,244	1,634,688
Unilever PLC	133,130	6,444,954
United Utilities Group PLC	39,725	536,616
Vodafone Group PLC	1,321,541	1,154,154
Weir Group PLC (The)	16,294	391,520
Whitbread PLC	12,863	598,867
Wise PLC, Class A(2)	25,324	281,640
WPP PLC	69,876	667,447
		$116,865,143
United States — 0.1%(6)
Arcadium Lithium PLC, CDI(2)	77,024	$588,391
Janus Henderson Group PLC	6,797	204,930
		$793,321
Total Common Stocks (identified cost $806,337,197)		$932,159,658

Warrants — 0.0%(6)

Security	Shares	Value
Canada — 0.0%(6)
Constellation Software, Inc., Exp. 3/31/40(1)(2)	1,141	$ 5,976
Total Warrants (identified cost $0)		$ 5,976

Short-Term Investments — 1.1%
Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(7)	2,298,003	$ 2,298,003
Total Affiliated Fund (identified cost $2,298,003)		$ 2,298,003

Calvert
International Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Securities Lending Collateral — 0.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(8)	8,385,668	$ 8,385,668
Total Securities Lending Collateral (identified cost $8,385,668)		$ 8,385,668
Total Short-Term Investments (identified cost $10,683,671)		$ 10,683,671

Total Investments — 100.5% (identified cost $817,020,868)	$942,849,305
Other Assets, Less Liabilities — (0.5)%	$ (4,681,796)
Net Assets — 100.0%	$938,167,509

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
The country classifications used for financial reporting purposes may differ from the classifications determined by Calvert Research and Management (CRM).
(1)	All or a portion of this security was on loan at December 31, 2023. The aggregate market value of securities on loan at December 31, 2023 was $30,026,975 and the total market value of the collateral received by the Fund was $32,091,336, comprised of cash of $8,385,668 and U.S. government and/or agencies securities of $23,705,668.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $11,352,677 or 1.2% of the Fund's net assets.
(4)	Represents an investment in an issuer that may be deemed to be an affiliate.
(5)	Securities are traded on separate exchanges for the same entity.
(6)	Amount is less than 0.05%.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.
(8)	Represents investment of cash collateral received in connection with securities lending.
At December 31, 2023, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	21.4%
Industrials	16.0
Information Technology	14.6
Health Care	10.9
Consumer Discretionary	10.1
Materials	8.3
Consumer Staples	8.2
Communication Services	4.6
Utilities	3.1
Energy	1.2
Real Estate	1.0
Total	99.4%

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
GDR	– Global Depositary Receipt
PC	– Participation Certificate

The Fund did not have any open derivative instruments at December 31, 2023.

Calvert
International Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

2  Affiliated Investments
At December 31, 2023, the value of the Fund’s investment in issuers and funds that may be deemed to be affiliated was $7,010,939, which represents 0.8% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$4,473,142	$ 263,379	$ (83,741)	$(4,410)	$64,566	$4,712,936	$ 77	549,157
Short-Term Investments
Liquidity Fund, Institutional Class(1)	5,693,673	25,477,179	(28,872,849)	—	—	2,298,003	27,884	2,298,003
Total				$(4,410)	$64,566	$7,010,939	$27,961

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$51,015,755	$ —	$51,015,755
Austria	—	2,556,261	—	2,556,261
Belgium	505,643	5,988,181	—	6,493,824
Canada	90,210,818	—	—	90,210,818
Denmark	—	25,154,562	—	25,154,562
Finland	—	9,681,766	—	9,681,766
France	—	88,384,623	—	88,384,623
Germany	342,161	59,919,905	—	60,262,066
Hong Kong	—	14,603,506	—	14,603,506
Ireland	4,289,178	11,104,889	—	15,394,067
Israel	1,652,848	2,880,593	—	4,533,441
Italy	—	17,682,469	—	17,682,469
Japan	—	158,108,690	—	158,108,690
Netherlands	4,316,545	39,074,097	—	43,390,642
New Zealand	—	1,973,567	—	1,973,567
Norway	—	5,945,571	—	5,945,571
Portugal	—	1,398,797	—	1,398,797
Singapore	1,102,820	7,611,983	—	8,714,803
South Korea	—	34,061,528	—	34,061,528
Spain	—	19,608,243	—	19,608,243

Calvert
International Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Sweden	$1,224,422	$25,055,843	$ —	$26,280,265
Switzerland	7,121,517	78,163,109	—	85,284,626
Taiwan	—	43,761,304	—	43,761,304
United Kingdom	14,441,764	102,423,379	—	116,865,143
United States	793,321	—	—	793,321
Total Common Stocks	$126,001,037	$806,158,621(1)	$ —	$932,159,658
Warrants	$ —	$5,976	$ —	$5,976
Short-Term Investments:
Affiliated Fund	2,298,003	—	—	2,298,003
Securities Lending Collateral	8,385,668	—	—	8,385,668
Total Investments	$136,684,708	$806,164,597	$ —	$942,849,305

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.